Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 102,921
spb_NoncurrentAssets	4,143,768	2,690,222
Debt and Capital Lease Obligations	3,230,579	1,664,917
Debt Instrument, Unamortized Discount (Premium), Net	(11,716)	4,383
Long-term Debt, Current Maturities	102,921	16,414
Long-term Debt and Capital Lease Obligations	3,115,942	1,652,886
Long-term Debt, Maturities, Repayments of Principal in Year Two	79,252
Long-term Debt, Maturities, Repayments of Principal in Year Three	77,717
Long-term Debt, Maturities, Repayments of Principal in Year Four	671,668
Long-term Debt, Maturities, Repayments of Principal in Year Five	11,906
Long-term Debt, Maturities, Repayments of Principal after Year Five	2,287,115
Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	0.00%	9.50%
Secured Debt	0
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	0	370,175
Debt, Weighted Average Interest Rate	0.00%	5.10%
Senior Notes [Member] | Due December 17, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	594,709	0
Debt, Weighted Average Interest Rate	4.70%	0.00%
Senior Notes [Member] | Due September 4, 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	300,000	0
Debt, Weighted Average Interest Rate	3.60%	0.00%
Secured Debt		950,000
Proceeds from Issuance of Debt	300,000
Senior Notes [Member] | Due September 4, 2017 [Member]
Debt Instrument [Line Items]
Senior Notes	850,000	0
Debt, Weighted Average Interest Rate	3.00%	0.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	5.70%	4.30%
Line of Credit Facility, Amount Outstanding	0	0
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	8.50%	10.90%
Other Long-term Debt	28,468	18,059
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.20%	6.20%
Capital Lease Obligations	67,402	26,683
Notes 6.375% due 2020 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	520,000
Notes 6.375% due 2020 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.40%	0.00%
Unsecured Debt	520,000	0
Notes 6.625% due 2022 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	570,000
Notes 6.625% due 2022 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.60%	0.00%
Unsecured Debt	570,000	0
Notes 6.75% [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.80%	6.80%
Unsecured Debt	300,000	300,000
spb_TenderedDuringTenderOfferConsentPeriod [Member] | spb_Notes9.5Pik [Member]
Debt Instrument [Line Items]
Repayments of Unsecured Debt	893,067
spb_TenderedAfterTenderOfferConsentPeriodPriorToExpirationOfTenderOffer [Member] | spb_Notes9.5Pik [Member]
Debt Instrument [Line Items]
Repayments of Unsecured Debt	5,000
spb_NotTenderedDuringOfferPeriod [Member] | spb_Notes9.5Pik [Member]
Debt Instrument [Line Items]
Repayments of Unsecured Debt	$ 51,933